SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details)	Jun. 30, 2026	Dec. 31, 2025
Leases
Weighted average discount rate - Operating lease	5.38%	5.38%
Weighted average remaining lease term - Operating lease	54 months	60 months